Other Non-current Assets	6 Months Ended
Jun. 30, 2020
Other Non-current Assets
Other Non-current Assets

6     Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2020	December 31, 2019
Available for sale securities:
ZIM notes, net	$21,567	$20,078
HMM notes, net	10,360	11,377
Equity participation ZIM	75	—
Advances for vessels additions	—	18,800
Advances for vessels acquisition	—	2,507
Other assets	24,969	29,577
Total	$56,971	$82,339

Equity participation in ZIM and interest bearing unsecured ZIM notes maturing in 2023, which consist of $8.8 million Series 1 Notes and $41.1 million of Series 2 Notes, were obtained after the charter restructuring agreements with ZIM in July 2014. Interest bearing senior unsecured HMM notes consist of $32.8 million Loan Notes 1 maturing in July 2024 and $6.2 million Loan Notes 2 maturing in December 2022, which were obtained after the charter restructuring agreements with HMM in July 2016. See Note 7 “Other Non-current Assets” to the consolidated financial statements in the Annual Report on Form 20-F for the year ended December 31, 2019 for further details.

ZIM and HMM unsecured debt securities are not publicly traded, are infrequently traded over the counter by certain brokers and have no readily determinable market value or credit ratings. The unrealized loss was primarily caused by challenging business environment faced by container shipping industry, which affected profitability and liquidity of ZIM and HMM. Credit spreads of debt securities issued by shipping companies, including ZIM and HMM increased due to impact the COVID-19 pandemic on near-term profit and liquidity forecasts of liner companies by the industry analysts. The Company collects cash interest applicable to ZIM securities and rentals on the Company's vessels leased to ZIM and HMM on a regular basis, in accordance with the contractual agreements. The contractual terms of ZIM and HMM debt securities do not permit ZIM or HMM to settle the debt securities at a price less than the amortized cost basis on the investments. The Company currently does not expect ZIM or HMM to settle the debt securities at a price less than the amortized cost basis of the investments. The Company does not intend to sell ZIM and HMM debt securities and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis. These securities are in continuous unrealized loss position for a period exceeding twelve months as of June 30, 2020 and December 31, 2019.

The following tables summarizes the unrealized positions for available-for-sale debt securities as of June 30, 2020 and December 31, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
June 30, 2020
ZIM notes	$48,494	$21,567	$(26,927)
HMM notes	23,522	10,360	(13,162)
Total	$72,016	$31,927	$(40,089)

December 31, 2019
ZIM notes	$47,171	$20,078	$(27,093)
HMM notes	22,508	11,377	(11,131)
Total	$69,679	$31,455	$(38,224)

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2020 (in thousands):

Unrealized loss
on available for
sale securities
Beginning balance as of January 1, 2020	$(38,224)
Unrealized loss on available for sale securities	(1,865)
Ending balance as of June 30, 2020	$(40,089)

Other assets mainly include non-current assets related to straight-lining of the Company’s revenue amounting to $24.8 million and $29.6 million as of June 30, 2020 and December 31, 2019, respectively.